Note 8 - Disclosure of Financial Instruments and Risk Management - Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Trade and other payables	€ 1,221	€ 11,699
Loans*	23,161	32,241
Lease liabilities	1,130	2,633
Total December 31, 2023	25,512	46,573
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	1,221	11,699
Loans*	19,701	31,642
Lease liabilities	167	522
Total December 31, 2023	21,089	43,863
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables	0	0
Loans*	0	2,636
Lease liabilities	670	1,805
Total December 31, 2023	670	4,441
Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables	0	0
Loans*	0	0
Lease liabilities	391	544
Total December 31, 2023	€ 391	€ 544